Fair Value Measurements and Disclosures (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurements and Disclosures [Abstract]
Summary of financial instruments
	Fair Value	Level 1	Level 2	Level 3
Derivative liabilities
Embedded note conversion feature	724,000	-	-	724,000
Warrant liability	1,224,000	-	-	1,224,000